Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD

Receivables from franchise and managed hotels	82,023,109	78,125,555	10,703,157
Receivables from third-party merchandisers for sublease rental	23,923,294	11,325,847	1,551,635
Receivable from individual and corporate customers and travel agents	13,872,840	7,392,616	1,012,784
Receivables from distributors, supermarkets and franchise and managed restaurants	7,600,652	8,489,793	1,163,097
Less: allowances for credit losses	(3,532,016)	(5,645,777)	(773,468)
Total	123,887,879	99,688,034	13,657,205

Schedule of Movements in Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

	2023	2024
	RMB	RMB	USD
Balance of the beginning of the year	8,840,708	3,532,016	483,884
Effect on the opening balance of adoption of ASU 2016-03	1,504,518	—	—
Provision	12,377,993	22,708,804	3,111,093
Write-off	(19,191,203)	(20,595,043)	(2,821,509)
Balance of the end of the year	3,532,016	5,645,777	773,468